The Merger	9 Months Ended
Sep. 30, 2019
The Merger [Abstract]
The Merger

5. The Merger

On May 9, 2019, the Company completed the Merger (see Note 1). On the date of the Merger, AmpliPhi had, and the Company currently has, IPR&D related to the development of AP-SA01 (known as AB-SA01 prior to the Merger), a phage combination for the treatment of Staphylococcus aureus infections, and had tested such product in patients through single-patient expanded access guidelines established by U.S. and Australian regulatory agencies. Further, AmpliPhi had, and the Company currently has, a workforce that is considered to have the necessary skills, knowledge, and experience to perform a process, that when applied to IPR&D is critical to the ability to convert it into outputs. Based on this evaluation, the Company determined that the Merger should be accounted for as a business combination pursuant to Financial Accounting Standards Board Accounting Standards Codification Topic 805, Business Combinations (“ASC 805”).

In connection with the Merger, the Company allocated the total purchase consideration of $10.7 million in stock to the net assets and liabilities acquired, including identifiable intangible assets and related deferred tax liability, based on their respective fair values at the acquisition date. The Company recognizes deferred tax liabilities for indefinite-lived intangible assets in accordance with ASC 740, Income Taxes.

The following table summarizes the preliminary allocation of the purchase price to the fair value of the respective assets and liabilities acquired.  The purchase price allocations were prepared on a preliminary basis and are subject to change as additional information becomes available concerning the fair value and tax basis of the assets acquired and liabilities assumed.  Any measurement period adjustments to the purchase price allocation will be made as soon as practicable but no later than one year from the date of acquisition.

Cash and cash equivalents	$3,008,000
Prepaid expenses	257,000
Property and equipment	708,000
Right of use asset	271,000
In-process research and development (1)	10,256,000
Total assets	14,500,000
Accounts payable	(4,004,000)
Other long term liabilities	(199,000)
Deferred tax liability	(3,077,000)
Net assets acquired	7,220,000
Purchase price	10,710,000
Goodwill (2)	$3,490,000

(1) IPR&D relates to AP-SA01, a bacteriophage product candidate for the treatment of Staphylococcus aureus infections in patients with bacteremia. The valuation of this asset was prepared by an independent third party based on estimated discounted cash flows based on probability-weighted future development expenditures and revenue streams provided by the Company’s management.

(2) Goodwill represents the excess of the purchase price over the valuation of the fair value of tangible and identified intangible assets, less liabilities, acquired.

In addition, the Company incurred and expensed costs directly related to the Merger totaling approximately $1.1 million, of which approximately $0.0 and $1.1 million was incurred in the three and nine months ended September 30, 2019, and is included in general and administrative expenses in the consolidated statement of operations and comprehensive loss.

Since the closing date of the Merger, the results of AmpliPhi’s operations have been included in the Company’s consolidated financial statements. Selected amounts related to AmpliPhi’s business included in the Company’s consolidated statements of operations for the three months and nine months ended September 30, 2019, are as follows:

	Three Months Ended September 30,	Nine Months Ended September 30,
	2019	2019
Research and development expenses	$356,000	$994,000
General and administrative expenses	$833,000	$1,530,000
Net loss	$(1,189,000)	$(2,524,000)

The unaudited pro forma information in the table below summarizes the combined results of operations of AmpliPhi with those of the Company as though these entities were combined as of January 1, 2018. The results of operations for the three and nine months ended September 30, 2019, are based on the unaudited financial statements prepared for the three and nine months ended September 30, 2019, and for the year ended December 31, 2018, are based on the Company’s audited financial statements. This unaudited pro forma information is summarized as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018
Revenue	$-	$-	$-	$-

Net loss	$(6,955,000)	$(4,046,000)	$(18,878,000)	$(22,398,000)

The pro forma financial information as presented above is for informational purposes only and is not indicative of the consolidated results of operations of future periods or the results of operations that would have been achieved had the acquisition had taken place on January 1, 2018.